SHAREHOLDERS' EQUITY - Common Stock Shares (Detail)	3 Months Ended	5 Months Ended	9 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Mar. 08, 2021 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Mar. 31, 2021 shares
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, issued (in shares)	24,300,287	22,000,000	24,300,287
Class A Common Stock Not Subject to Redemption
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, shares issued (in shares)	0	3,500,000	3,500,000
Common shares, shares outstanding (in shares)	0	3,500,000	3,500,000
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	50,000,000	50,000,000	50,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, shares issued (in shares)	7,200,000	7,200,000	6,950,072
Common shares, shares outstanding (in shares)	7,200,000	7,200,000	6,950,072
Shares subject to forfeiture	825,000	249,928	249,928	825,000
Ratio to be applied to the stock in the conversion	20	20	20